INVESTMENTS IN EQUITY INVESTEES (Tables)	12 Months Ended
Dec. 31, 2013
Investments in Equity Investees

The Group’s investments in equity investees comprise the following:

	December 31, 2012	December 31, 2013	December 31, 2013	Share ownership as of December 31, 2013
	RMB	RMB	US$ ( Note 3)%
Investments accounted for under equity method:
Beijing Linkage Technology Co., Ltd. (“BLT”)*(Note 16(i))	6,827,820	0	0	45%
Fire Rain (Note 4)	0	0	0	58.5%
Guangzhou Man Cheng Information Technology Co., Ltd. (“Man Cheng”)*(Note 16(i))	5,544,105	0	0	10%
Tandem Fund II, L.P. (“Tandem Fund”)<4>	6,135,706	10,548,571	1,742,500	12.3%
ZTE9 network technology Co., Ltd., Wuxi (“ZTE9”)<5>	0	3,779,550	624,337	33.5%
Investments accounted for under cost method:
Shanghai Institute of Visual Art of Fudan University (“SIVA”)	10,000,000	10,000,000	1,651,882	1.1%
G10 Entertainment Corporation (“G10”)<1>	24,892,921	24,892,921	4,112,018	13.7%
OpenFeint Inc. ( “OpenFeint”)<2>	0	0	0	0%
CrowdStar Inc. (“Crowdstar”)<3>	22,617,240	1,627,099	268,778	0.5%

Total	76,017,792	50,848,141	8,399,515

*	The Group has assessed the recoverability of the investments and fully impaired the balances in the respective periods listed.